Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	R$ 5,448,556	R$ 4,985,967	R$ 3,936,348
Adjustments to reconcile profit (loss) [abstract]
Adjustments for depreciation expense	140,977	125,193	118,603
Adjustments for amortisation expense	163,166	140,132	133,810
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss	23,358	29,452	32,266
Share of profit (loss) of associates and joint ventures accounted for using equity method	(115,848)	(47,286)	(73,507)
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	75,564	91,212	52,403
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, trade and other receivables	392,302	288,496	360,859
Adjustments for provisions	3,634	34,285	9,940
Adjustments for unrealised foreign exchange losses (gains)	(980,862)	1,188,410	(470,788)
Adjustments for share-based payments	391,687	417,257	365,715
Adjustments for interest expense	547,058	609,375	637,640
Gains (losses) on disposals of investments	0	33,126	26,367
Losses on disposals of property, plant and equipment	3,795	0	0
Changes In Assets And Liabilities [Abstract]
Adjustments For Increase decrease In Securities	(41,163,391)	(59,159,736)	(12,743,703)
Adjustments for decrease (increase) in derivative financial assets	2,849,376	(7,340,657)	1,700,236
Adjustments for decrease (increase) in financial assets held for trading	4,134,930	(2,057,519)	1,209,000
Adjustments for decrease (increase) in reverse repurchase agreements and cash collateral on securities borrowed	8,512,297	(4,281,877)	(4,495,605)
Adjustments for decrease (increase) in trade accounts receivable	(638,809)	(109,731)	(53,247)
Adjustments for decrease (increase) in loans and advances to banks	(5,251,571)	(951,004)	(5,596,362)
Adjustments for decrease (increase) in prepaid expenses	299,829	55,030	22,722
Adjustments for decrease (increase) in other assets	(3,024,508)	(8,083,216)	(437,106)
Adjustments for increase (decrease) in repurchase agreements and cash collateral on securities lent	(13,065,852)	38,439,210	711,818
Adjustments for increase (decrease) in trade accounts payable	46,693	(184,753)	326,344
Adjustments for increase (decrease) in deposits from banks	30,042,253	33,547,408	12,478,690
Adjustments For Increase decrease In Social And Statutory Obligations	54,342	164,784	126,692
Adjustments For Increase decrease In Tax And Social Security Obligations	(75,931)	(154,910)	17,407
Adjustments for increase (decrease) in employee benefit liabilities	26,799,035	9,815,312	10,675,260
Adjustments for increase (decrease) in other liabilities	(2,724,055)	4,484,949	(347,790)
Cash flows from (used in) operations	12,888,025	12,078,909	8,724,012
Income tax paid	(313,602)	(542,404)	(402,842)
Contingencies paid	(52,637)	(8,188)	(52,667)
Interest paid	(367,332)	(349,353)	(141,202)
Additional contigent consideration paid	(109,628)	0	0
Cash flows from (used in) operating activities	12,044,826	11,178,964	8,127,301
Cash flows from (used in) investing activities [abstract]
Purchase of intangible assets	(280,282)	(185,404)	(130,219)
Purchase of property, plant and equipment	(209,285)	(144,808)	(66,004)
Disposal of property and equipment assets	0	(10,000)	0
Cash flows used in obtaining control of subsidiaries or other businesses	0	0	770,887
Capital (contributions)/reductions in associates	(14,406)	0	0
Acquisition of associates	(335,056)	(1,393,863)	(65,444)
(Acquisition)/disposal of associates measured at fair value	(50,628)	0	29,589
Other cash payments to acquire interests in joint ventures, classified as investing activities	144,880	46,812	0
Cash flows from (used in) investing activities	(715,965)	(1,667,263)	538,809
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings	2,626,479	0	2,252,550
Increase (decrease) through treasury share transactions, equity	(1,900,691)	(1,353,611)	(915,859)
Proceeds from issue of bonds, notes and debentures	0	1,159,233	373,481
Repayments of borrowings	(3,891,323)	(2,381,225)	(1,966,674)
Repayments of bonds, notes and debentures	(1,266,496)	(1,170,612)	(590,029)
Dividends paid	(494,517)	(2,037,082)	(3,542,298)
Increase Decrease From Transactions With Non Controlling Interests	0	(5)	(4,146)
Dividends paid to non-controlling interests	(800)	(991)	(1,853)
Cash flows from (used in) financing activities	(4,927,348)	(5,784,293)	(4,394,828)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes	6,401,513	3,727,408	4,271,282
Cash and cash equivalents at beginning of period	12,909,614	9,210,484	4,967,480
Effect of exchange rate changes on cash and cash equivalents	(90,589)	(28,278)	(28,278)
Cash and cash equivalents at end of period	19,220,538	12,909,614	9,210,484
Cash	10,356,636	5,610,548	3,943,307
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed Included In Cash And Cash Equivalents	3,518,460	2,885,843	2,760,296
Short-term deposits, classified as cash equivalents	90,443	69,224	67,985
Other deposits	R$ 5,254,999	R$ 4,343,999	R$ 2,438,896